ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 22.6%
	ASSET MANAGEMENT - 2.5%
6,100	Carlyle Group, Inc.	$334,890
5,900	Charles Schwab Corporation (The)	496,190
		831,080
	AUTOMOTIVE - 1.6%
25,900	Ford Motor Company	537,943

	DIVERSIFIED INDUSTRIALS - 2.0%
2,800	Illinois Tool Works, Inc.	691,040

	ELECTRICAL EQUIPMENT - 1.1%
9,800	ABB Ltd. - ADR	374,066

	HEALTH CARE FACILITIES & SERVICES - 1.2%
800	UnitedHealth Group, Inc.	401,712

	HOUSEHOLD PRODUCTS - 3.2%
6,600	Procter & Gamble Company (The)	1,079,628

	INTERNET MEDIA & SERVICES - 3.4%
400	Alphabet, Inc., Class C(a)	1,157,436

	RESIDENTIAL REIT - 1.0%
1,400	AvalonBay Communities, Inc.	353,626

	SEMICONDUCTORS - 2.0%
4,000	Marvell Technology, Inc.	349,960
1,100	NVIDIA Corporation	323,521
		673,481
	SOFTWARE - 2.8%
3,800	salesforce.com, Inc.(a)	965,694

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	TOBACCO & CANNABIS - 1.8%
6,300	Philip Morris International, Inc.	$598,500

	TOTAL COMMON STOCKS (Cost $7,251,354)	7,664,206

	EXCHANGE-TRADED FUNDS — 74.5%
	EQUITY - 63.4%
3,100	Consumer Discretionary Select Sector SPDR Fund	633,764
11,200	Health Care Select Sector SPDR Fund	1,577,968
13,700	Industrial Select Sector SPDR Fund	1,449,597
1,500	Invesco QQQ Trust Series 1	596,775
17,300	Invesco S&P Global Water Index ETF	1,048,899
27,200	iShares MSCI USA Min Vol Factor ETF	2,200,481
1,100	iShares Semiconductor ETF	596,552
6,100	iShares US Technology ETF	700,402
16,100	Materials Select Sector SPDR Fund	1,458,821
17,000	Real Estate Select Sector SPDR Fund	880,770
4,100	Schwab US Dividend Equity ETF	331,403
20,700	SPDR S&P Regional Banking ETF	1,466,595
3,900	Technology Select Sector SPDR Fund	678,093
2,900	Vanguard Communication Services ETF	393,124
1,700	Vanguard Consumer Discretionary ETF	579,122
7,400	Vanguard Energy ETF	574,314
4,300	Vanguard Financials ETF	415,251
2,400	Vanguard Health Care ETF	639,408
2,000	Vanguard Industrials ETF	405,920
2,900	Vanguard Information Technology ETF	1,328,693
10,100	Vanguard International Dividend Appreciation ETF	862,742

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 63.4% (Continued)
3,300	Vanguard Mid-Cap ETF	$840,741
1,900	Vanguard S&P 500 ETF	829,483
1,300	Vanguard S&P Small-Cap 600 Growth ETF	310,911
4,600	Vanguard Utilities ETF	719,440
		21,519,269
	FIXED INCOME — 11.1%
24,500	Invesco BulletShares 2025 High Yield Corporate	601,720
6,800	iShares 0-5 Year Investment Grade Corporate Bond	347,140
4,000	iShares 0-5 Year TIPS Bond ETF	423,520
28,100	iShares Fallen Angels USD Bond ETF	842,157
13,800	Janus Henderson Short Duration Income ETF	683,790
26,800	VanEck Fallen Angel High Yield Bond ETF	883,596
		3,781,923

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,195,869)	25,301,192

	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
1,016,003	First American Government Obligations Fund, Class X, 0.03% (Cost $1,016,003)(b)	1,016,003

	TOTAL INVESTMENTS - 100.1% (Cost $31,463,226)	$33,981,401
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(28,553)
	NET ASSETS - 100.0%	$33,952,848

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 21.6%
	ASSET MANAGEMENT - 2.0%
4,500	Carlyle Group, Inc.	$247,050
2,800	Charles Schwab Corporation (The)	235,480
		482,530
	AUTOMOTIVE - 1.3%
14,600	Ford Motor Company	303,242

	DIVERSIFIED INDUSTRIALS - 2.1%
2,000	Illinois Tool Works, Inc.	493,600

	ELECTRICAL EQUIPMENT - 1.1%
7,000	ABB Ltd. - ADR	267,190

	HEALTH CARE FACILITIES & SERVICES - 1.7%
800	UnitedHealth Group, Inc.	401,712

	HOUSEHOLD PRODUCTS - 3.5%
5,100	Procter & Gamble Company (The)	834,258

	INTERNET MEDIA & SERVICES - 3.7%
300	Alphabet, Inc., Class C(a)	868,077

	RESIDENTIAL REIT - 0.8%
700	AvalonBay Communities, Inc.	176,813

	SEMICONDUCTORS - 1.7%
2,000	Marvell Technology, Inc.	174,980
800	NVIDIA Corporation	235,288
		410,268
	SOFTWARE - 2.0%
1,900	salesforce.com, Inc.(a)	482,847

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 21.6% (Continued)
	TOBACCO & CANNABIS - 1.7%
4,200	Philip Morris International, Inc.	$399,000

	TOTAL COMMON STOCKS (Cost $4,913,273)	5,119,537

	EXCHANGE-TRADED FUNDS — 68.7%
	EQUITY - 49.4%
5,500	Health Care Select Sector SPDR Fund	774,895
3,400	Industrial Select Sector SPDR Fund	359,754
600	Invesco QQQ Trust Series 1	238,710
15,100	Invesco S&P Global Water Index ETF	915,513
14,800	iShares MSCI USA Min Vol Factor ETF	1,197,320
1,100	iShares Semiconductor ETF	596,552
9,500	Materials Select Sector SPDR Fund	860,795
26,600	Real Estate Select Sector SPDR Fund	1,378,146
1,600	Schwab US Dividend Equity ETF	129,328
12,100	SPDR S&P Regional Banking ETF	857,285
500	Vanguard Consumer Discretionary ETF	170,330
3,100	Vanguard Energy ETF	240,591
4,500	Vanguard Industrials ETF	913,320
1,000	Vanguard Information Technology ETF	458,170
4,300	Vanguard International Dividend Appreciation ETF	367,306
1,000	Vanguard S&P 500 ETF	436,570
600	Vanguard S&P Small-Cap 600 Growth ETF	143,498
4,600	Vanguard Total Stock Market ETF	1,110,624
3,500	Vanguard Utilities ETF	547,400
		11,696,107

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.7% (Continued)
	FIXED INCOME - 19.3%
24,500	Invesco BulletShares 2025 High Yield Corporate	$601,720
6,000	iShares 0-5 Year Investment Grade Corporate Bond	306,300
4,600	iShares 0-5 Year TIPS Bond ETF	487,048
28,200	iShares Fallen Angels USD Bond ETF	845,154
4,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	530,080
17,500	Janus Henderson Short Duration Income ETF	867,125
28,700	VanEck Fallen Angel High Yield Bond ETF	946,239
		4,583,666

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,910,964)	16,279,773

	SHORT-TERM INVESTMENTS — 9.7%
	MONEY MARKET FUNDS - 9.7%
2,311,418	First American Government Obligations Fund, Class X, 0.03% (Cost $2,311,418)(b)	2,311,418

	TOTAL INVESTMENTS - 100.0% (Cost $22,135,655)	$23,710,728
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(c)	(7,085)
	NET ASSETS - 100.0%	$23,703,643

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Represents less than 0.005%.